Other Operating Results, Net	12 Months Ended
Jun. 30, 2020
Other operating results net [abstract]
Other operating results, net
27.	Other operating results, net

	06.30.20	06.30.19	06.30.18
Canon	81,773	37,664	33,009
Interest generated by operating credits	60,792	78,176	10,846
Management fees	13,938	18,731	10,448
Expenses for sale of investment properties	-	-	(1,965)
(Loss) / gain resulting from disposals of property plant and equipment	(2,732)	(1,639)	195,722
Loss from sale of subsidiaries, associates and joint ventures	(7,723)	(171,689)	-
Others	-	(38,594)	(8,901)
Donations	(66,244)	(128,844)	(68,509)
Lawsuits (Note 20)	(52,298)	(65,199)	(63,249)
Loss for impaired trading properties	-	(45,804)	-
Impaired goodwill (Note 12)	-	(184,393)	-
Total other operating results, net	27,506	(501,591)	107,401